INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed expected (benefit) income taxes	$ (535,000)	$ (675,000)	$ (782,000)
Increase in valuation allowance	535,000	675,000	782,000
Income Tax Expense (Benefit)